Expense Example	Feb. 28, 2025 USD ($)
Sound Mind Investing Fund | Sound Mind Investing Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 182
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,105
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	$ 1,944